Promissory notes payable (Tables)	12 Months Ended
May 31, 2019
Promissory note payable
Promissory note payable

	May 31,	May 31,
	2019	2018
Note payable to Althea Company Pty Ltd - $700 AUD ($686), opening balance, non-interest bearing, due and payable on December 31, 2020	$610	$686
Reduction of Promissory note payable ba006Cance with respect to products provided	(581)	(63)
Foreign exchange (gain) loss	(29)	(13)
Balance remaining	—	610
Deduct - principal portion included in current liabilities	—	(610)
	$—	$—